Income tax expense (benefit) (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income tax expense (benefit) [Abstract]
Current income tax expense	₩ 658,909	₩ 308,480	₩ 286,375
Payment of income tax	671,179	538,223	378,715
Adjustment in respect of prior years due to change in estimate	(63,756)	(176,440)	(195,648)
Current income tax directly recognized in equity	51,486	(53,302)	101,528
Income tax directly adjusted to shareholders' equity (except for accumulated other comprehensive income (loss))	4,273	3,432
Dividends of hybrid bond	4,273	3,432	4,273
Income tax recognized as other comprehensive income (loss)	47,213	(56,733)
Gain(loss) on valuation of financial assets at fair value through other comprehensive income	19,447	(4,217)	35,798
Net change in the unrealized fair value of derivatives using cash flow hedge accounting	(47,231)	(15,642)	6,639
Remeasurements of defined benefit liability	14,971	(40,235)	53,703
Investments in associates	35,714	4,275	6,592
Others	24,311	(914)	(5,477)
Effect of change in accounting policy	0	0	1,780
Deferred income tax expense (benefit)	240,155	(1,310,783)	(1,112,696)
Generation and realization of temporary differences	(77,985)	(636,984)	(495,658)
Changes of unrecognized tax losses, tax credit and temporary differences for prior periods	(10,471)	(22,469)	(28,509)
Changes in deferred tax on tax losses carryforwards	296,070	(582,011)	(572,305)
Tax credit carryforwards	32,541	(71,306)	(16,224)
Amount due to change in tax rate or regulations	0	1,987	0
Income tax expense (benefit)	₩ 899,064	₩ (1,002,303)	₩ (826,321)